Summary of Significant Accounting Policies - Contract Balance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable
Beginning balance	$ 2,334,607	$ 4,949,244
(Decrease) increase, net	525,930	(2,614,637)
Ending balance	2,860,537	2,334,607
Deferred Revenue
Beginning balance	643,997	175,375
(Decrease) increase, net	358,582	468,622
Ending balance	1,002,579	643,997
Revenue recognized, included in the balance of deferred revenue	$ 600,000	$ 100,000
In-app purchase revenue | Maximum
Deferred Revenue
Period Taken By Payment Platform To Remit Company	45 days
In-app purchase revenue | Minimum
Deferred Revenue
Period Taken By Payment Platform To Remit Company	18 days